Condensed Financial Information - Parent Company Only - Condensed Statements of Financial Position - - (Details) ₸ in Millions, TJS in Millions, $ in Millions	Dec. 31, 2025 KZT (₸)	Dec. 31, 2025 TJS	Mar. 31, 2025 USD ($)	Dec. 31, 2024 KZT (₸)	Dec. 31, 2024 TJS	Dec. 31, 2023 KZT (₸)	Dec. 31, 2022 KZT (₸)
ASSETS:
Cash and cash equivalents	₸ 903,143			₸ 619,470		₸ 820,466	₸ 615,360
Investment securities and derivatives	1,179,819			1,506,831
Other assets	183,536			106,094
TOTAL ASSETS	11,081,748			8,377,101
LIABILITIES:
Debt securities issued	331,992		$ 650	51,050
Other liabilities	254,148			81,896
TOTAL LIABILITIES	8,480,171			6,804,240
EQUITY:
Issued capital	130,144			130,144
Treasury shares	(169,985)			(151,521)
Revaluation reserve of financial assets	(40,545)			41,026
Share-based compensation reserve	27,938			31,774
Retained earnings	2,543,785			1,465,295
TOTAL EQUITY	2,601,577			1,572,861		1,103,213	825,689
TOTAL LIABILITIES AND EQUITY | TJS		TJS 11,081,748			TJS 8,377,101
Parent
ASSETS:
Cash and cash equivalents	506,361			324,993		₸ 200,484	₸ 226,232
Investments In Banking Subsidiaries	171,107			171,107
Investments in other subsidiaries	703,818			39,103
Investment securities and derivatives	215,524
Current income tax assets	143
Other assets	2,026			1,352
TOTAL ASSETS	1,598,979			536,555
LIABILITIES:
Debt securities issued	331,992
Other liabilities	1,112			155
TOTAL LIABILITIES	333,104			155
EQUITY:
Issued capital	130,144			130,144
Treasury shares	(169,985)			(151,521)
Revaluation reserve of financial assets	34
Share-based compensation reserve	27,938			31,777
Retained earnings	1,277,744			526,000
TOTAL EQUITY	1,265,875			536,400
TOTAL LIABILITIES AND EQUITY	₸ 1,598,979			₸ 536,555